Share Based Payment - Summary of Number and Weighted Average Exercise Prices of Restricted Stock (Details) - Restricted Stock - SFr / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of restricted stocks issued and exercised beginning balance	1,186,931	1,186,931	745,512
Number of restricted stocks granted and exercised during the year			441,419
Number of restricted stocks issued and exercised ending balance	1,186,931	1,186,931	1,186,931
Number of restricted stocks not subject to repurchase	1,088,838	934,044	710,338
Weighted average exercise price issued and exercised beginning balance	SFr 1.73	SFr 1.73	SFr 1.58
Weighted average exercise price granted and exercised during the year			1.99
Weighted average exercise price issued and exercised ending balance	1.73	1.73	1.73
Weighted average exercise price not subject to repurchase	SFr 1.71	SFr 1.66	SFr 1.59